Offerings	Nov. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.001 per share) to be issued under the Microchip Technology Incorporated 2004 Equity Incentive Plan
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	76.43
Maximum Aggregate Offering Price	$ 917,160,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 79,792.92
Offering Note	Applies to Offering Lines 1 and 2: Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Microchip Technology Incorporated 1994 International Employee Stock Purchase Plan and 2004 Equity Incentive Plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.001 per share) to be issued under the Microchip Technology Incorporated 1994 International Employee Stock Purchase Plan
Amount Registered | shares	541,132
Proposed Maximum Offering Price per Unit	76.43
Maximum Aggregate Offering Price	$ 41,358,718.76
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,598.21
Offering Note	Applies to Offering Lines 1 and 2: Pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum offering per share is estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low prices per common share of the Registrant as reported by The Nasdaq Stock Market on November 4, 2026, which date is within five business days prior to filing this Registration Statement.